SEGMENT INFORMATION - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) businessActivity	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of operating segments [abstract]
Number of business activities | businessActivity	1
Revenue from performance obligations satisfied in prior years | $	$ 0	$ 14,000,000	$ 24,000,000